                                  MassMutual

                                   CORPORATE
                                   INVESTORS



                  [LOGO OF CORPORATE INVESTORS APPEARS HERE]



                             REPORT for the THREE
                             MONTHS ENDED 3/31/98

MassMutual Corporate Investors

    1295 State Street
    Springfield, Massachusetts 01111
    (413) 744-8480


             MCI
            ------
            Listed
            ------
             NYSE


                  [LOGO OF CORPORATE INVESTORS APPEARS HERE]


Adviser

    Massachusetts Mutual
    Life Insurance Company

Auditor

    Coopers & Lybrand L.L.P.
    Springfield, Massachusetts 01101

Custodian

    The Chase Manhattan Bank, N.A.

Transfer Agent & Registrar

    Shareholder Financial Services, Inc.
    P.O. Box 173673
    Denver, Colorado 80217-3673
    1-800-647-7374

                   Internet website: www.massmutual.com/mci

                        Investment Objective and Policy

MassMutual Corporate Investors, a closed-end investment company, was offered to the public in September 1971 and its shares are listed on the New York Stock Exchange. The share price of Corporate Investors can be found in the financial section of most newspapers as "MasCp" under the New York Stock Exchange listings. The trading symbol is "MCI".

The Trust's investment objective is to maintain a portfolio of securities providing a fixed yield and at the same time offering an opportunity for capital gains. The principal investments are long-term corporate debt obligations and occasionally preferred stocks purchased directly from issuers. These provide a fixed yield and potential capital gains through warrants, conversion rights, or other equity features which are a prerequisite to every private placement purchased.

Corporate Investors' current portfolio is characterized by broad industrial diversification. The entire portfolio is shown in the Schedule of Investments in the Financial Section of this Report.

The Trust holds investments in a number of companies that are not publicly traded at this time. Capital gains may be realized on holdings of private companies through various methods, including directly negotiated sales, put options and initial public offerings of stock.

The Trust pays quarterly dividends and intends to distribute substantially all of its net income to shareholders each year. All distributions are paid in cash unless the shareholder elects to participate in the Dividend Reinvestment and Share Purchase Plan.

Dividends are distributed in January, May, August, and November.

TO OUR SHAREHOLDERS                                               APRIL 30, 1998

We are pleased to present MassMutual Corporate Investors' report for the first three months of 1998.

The Trust got off to a good start this year with net assets per share increasing to $24.71 at March 31, 1998 from $22.65 per share on December 31, 1997. This represents a 9.1% increase in value. By comparison, the S&P Industrial Stock Index and the Lehman Brothers Government/Corporate Bond Index were up 14.7% and 1.5% respectively.

We are also pleased to report that the regular quarterly dividend was increased to 40 cents per share from the 37.5 cent-per-share level paid in the prior quarter. The dividend is payable on May 15, 1998 to shareholders of record on May 6, 1998. The net earnings of the Trust for the quarter ended March 31, 1998 were $3,435,337 or 40.2 cents per share as compared with $3,197,337 or 37.6 cents per share a quarter ago. It should be noted that unlike other quarters, the fourth quarter's earnings are affected by income or losses that are passed through to the Trust by our partnership investments. In the fourth quarter of 1997, we recognized a loss of $144,406 or 1.7 cents per share on these partnership investments.

A portion of our performance for the quarter came from the "equity kicker" components of some of our private placement investments. Mercury Computer Systems, a company we originally made a loan to in the form of a convertible note, completed its initial public offering. We sold some of our holdings into the IPO realizing a gain of over $700 thousand and as of March 31, 1998, we had an unrealized gain on our remaining holdings of over $5 million. Also, the increase in the stock prices of D&K Healthcare Resources, Inc., Rent-Way, Inc. and Supreme Industries, Inc. accounted for over a $4 million increase in the value of our holdings.

New private placement investments made during the quarter included Evans Consoles, Inc., The Tranzonic Companies, an add-on position in Latin Communications Group, Inc. and the completion of our investment in Vitex Packaging, Inc. These investments have a weighted average coupon of over 11.6% on their fixed income components. (A brief description of these investments is provided in the Schedule of Investments.) In keeping with our investment style, we do not attempt to forecast the markets or make tactical bets. Rather, we invest on a "bottom-up" basis, in companies where we find the best fundamental value.

We were very active in our public portfolio as we had to raise nearly $16 million in January to pay our regular and extra dividends and to pay our taxes on our retained long-term gains. The Trust realized over $6.9 million (or $.81 per share) in net capital gains during the quarter, with nearly $5.4 million attributable to the sale of securities from our public portfolio. Of the $.81 per share, $.39 per share represents net short-term gains which, if not offset, must be distributed to shareholders each year.

At the twenty-eighth Annual Meeting of Shareholders held on April 24, 1998, Richard G. Dooley, Donald E. Benson and Donald Glickman were re-elected as Trustees for three-year terms and Corine T. Norgaard, a new Trustee of the Trust, was elected for a one-year term. Coopers & Lybrand L.L.P. was re-elected as auditor of the Trust, and the Investment Services Contract between the Trust and Massachusetts Mutual Life Insurance Company was approved.

The Trustees and management appreciate the continued interest and support of the shareholders of Corporate Investors.

                                             Sincerely,

                                             /s/ Stuart H. Reese


                                             Stuart H. Reese
                                             President

STATEMENT OF ASSETS AND LIABILITIES               MASSMUTUAL CORPORATE INVESTORS
March 31, 1998 and 1997
(Unaudited)

                                                                       1998           1997
                                                                   ------------   -------------
Assets:
Investments (Notes 2A, 2B and 5)
 (See Schedule of Investments)
Corporate restricted securities at fair value
 (Cost 1998 - $159,852,958; 1997 - $139,538,082)                   $180,007,547   $147,308,753
Corporate public securities at market value
 (Cost 1998 - $41,101,339; 1997 - $43,002,450)                       44,003,645     45,550,692
Short-term securities at cost plus earned discount which
 approximates market value                                            3,889,895      2,500,000
                                                                   ------------   ------------
                                                                    227,901,087    195,359,445
Cash                                                                         --         72,905
Interest and dividends receivable, net                                4,076,426      3,183,470
Receivable for investments sold                                         742,121      1,675,213
Other assets                                                             24,317         12,128
                                                                   ------------   ------------
   Total assets                                                    $232,743,951   $200,303,161
                                                                   ============   ============

Liabilities:
Payable for investments purchased                                  $     88,200   $    354,200
Management fee payable (Note 3)                                         792,364        671,369
Note payable (Note 4)                                                20,000,000     20,000,000
Interest payable (Note 4)                                               136,211        136,211
Accrued expenses                                                        102,444        109,710
Other liabilities                                                       327,579             --
                                                                   ------------   ------------
   Total liabilities                                                 21,446,798     21,271,490
                                                                   ------------   ------------

Net Assets:
Common shares, par value $1.00 per share;
 an unlimited number authorized (Note 6)                              8,551,573      8,513,448
Additional paid-in capital                                           95,223,827     94,333,993
Retained net realized gain on investments, prior years               73,493,073     57,447,542
Undistributed net investment income (Note 2D)                         4,021,655      3,075,349
Undistributed net realized gain on investments                        6,950,130      5,342,426
Net unrealized appreciation of investments (Notes 2A, 2B and 5)      23,056,895     10,318,913
                                                                   ------------   ------------

   Total net assets                                                 211,297,153    179,031,671
                                                                   ------------   ------------

   Total liabilities and net assets                                $232,743,951   $200,303,161
                                                                   ============   ============

Common shares issued and outstanding (Note 6)                         8,551,573      8,513,448
                                                                   ============   ============
Net asset value per share                                          $      24.71   $      21.03
                                                                   ============   ============

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
2

STATEMENT OF OPERATIONS                           MASSMUTUAL CORPORATE INVESTORS
For the three months ended
March 31, 1998 and 1997
(Unaudited)

                                                                                1998          1997
                                                                            -----------   -----------
Investment Income (Note 2B):
Interest                                                                    $ 4,349,705   $ 3,905,383
Dividends                                                                       224,013       155,441
                                                                            -----------   -----------
  Total income                                                                4,573,718     4,060,824
                                                                            -----------   -----------

Expenses:
Management fee (Note 3)                                                         792,363       671,369
Trustees' fees and expenses                                                      29,281        24,848
Transfer Agent/Registrar's expenses                                              15,000        12,706
Interest (Note 4)                                                               266,500       266,500
Reports to shareholders                                                          10,673         8,520
Audit and legal                                                                  18,500        14,733
Other                                                                             6,064         4,589
                                                                            -----------   -----------
  Total expenses                                                              1,138,381     1,003,265
                                                                            -----------   -----------

Net investment income (1998 - $.40 per share; 1997 - $.36 per share)          3,435,337     3,057,559
                                                                            -----------   -----------

Net realized and unrealized gain (loss) on investments (Notes 2A and 2B):
Net realized gain on investments                                              6,931,997     5,342,426
Net change in unrealized appreciation/depreciation of investments             7,143,443    (1,637,527)
                                                                            -----------   -----------
  Net gain on investments                                                    14,075,440     3,704,899
                                                                            -----------   -----------

Net increase in net assets resulting from operations                        $17,510,777   $ 6,762,458
                                                                            ===========   ===========

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

STATEMENT OF CASH FLOWS                           MASSMUTUAL CORPORATE INVESTORS
For the three months ended
March 31, 1998 and 1997
(Unaudited)

                                                                                 1998           1997
                                                                            ------------    ------------
Net increase (decrease) in cash:
Cash flows from operating activities:
 Interest and dividends received                                            $  4,193,246    $  3,775,696
 Interest expense paid                                                          (266,500)       (266,500)
 Operating expenses paid                                                        (853,058)       (732,867)
 Federal income tax paid                                                      (8,639,902)     (6,210,942)
                                                                            ------------    ------------
   Net cash used for operating activities                                     (5,566,214)     (3,434,613)
                                                                            ------------    ------------

Cash flows from investing activities:
 Change in short-term portfolio securities, net                               (1,046,070)     (1,657,790)
 Purchase of portfolio securities                                            (31,146,507)    (23,540,403)
 Proceeds from disposition of portfolio securities                            43,986,953      35,092,595
                                                                            ------------    ------------
   Net cash provided by investing activities                                  11,794,376       9,894,402
                                                                            ------------    ------------

   Net cash provided by operating and investing activities                     6,228,162       6,459,789
                                                                            ------------    ------------

Cash flows from financing activities:
 Increase in receipts for shares issued on reinvestment of dividends             927,958              --
 Cash dividends paid from net investment income                               (2,768,573)     (2,555,201)
 Cash dividends paid from net realized gain on investments                    (4,467,858)     (3,915,019)
                                                                            ------------    ------------
   Net cash used for financing activities                                     (6,308,473)     (6,470,220)
                                                                            ------------    ------------

Net decrease in cash                                                             (80,311)        (10,431)

Cash - beginning of year                                                          80,311          83,336
                                                                            ------------    ------------
Cash - end of period                                                        $         --    $     72,905
                                                                            ============    ============

Reconciliation of net increase (decrease) in net assets to net cash from operating and investing activities:

Net increase in net assets resulting from operations                        $ 17,510,777    $  6,762,458
                                                                            ------------    ------------

 (Increase) decrease in investments                                           (1,486,972)      7,070,176
 Increase in interest and dividends receivable, net                             (506,037)       (167,069)
 Increase in receivable for investments sold                                    (582,409)       (992,679)
 Increase in other assets                                                        (24,317)        (12,128)
 Increase (decrease) in payable for investments purchased                        (61,800)          6,075
 Increase in management fee payable                                               69,145          25,359
 Decrease in accrued payable                                                     (45,500)             --
 Decrease in accrued expenses                                                     (4,823)        (21,461)
 Decrease in accrued taxes                                                    (8,639,902)     (6,210,942)
                                                                            ------------    ------------

   Total adjustments to net assets from operations                           (11,282,615)       (302,669)
                                                                            ------------    ------------

   Net cash provided by operating and investing activities                  $  6,228,162    $  6,459,789
                                                                            ============    ============

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
4

STATEMENT OF CHANGES IN NET ASSETS                MASSMUTUAL CORPORATE INVESTORS
For the three months ended
March 31, 1998 and 1997
(Unaudited)

                                                                                1998            1997
                                                                           -------------   -------------
Increase (decrease) in net assets:
Operations:
 Net investment income                                                     $   3,435,337   $   3,057,559
 Net realized gain on investments                                              6,931,997       5,342,426
 Net change in unrealized appreciation/depreciation of investments             7,143,443      (1,637,527)
                                                                           -------------   -------------

Net increase in net assets resulting from operations                          17,510,777       6,762,458

Increase in receipts for shares issued on reinvestment of dividends              927,958              --
                                                                           -------------   -------------

  Total increase                                                              18,438,735       6,762,458

Net Assets, beginning of year                                                192,858,418     172,269,213
                                                                           -------------   -------------

Net Assets, end of period (including undistributed net investment income
 in 1998 - $4,021,655; 1997 - $3,075,349)                                  $ 211,297,153   $ 179,031,671
                                                                           =============   =============

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

SELECTED PER SHARE DATA                          MASSMUTUAL CORPORATE INVESTORS
Selected data for each common share
outstanding for the periods ended:

                                                                              For the
                                                                            three months         For the
                                                                            ended 3/31/98       year ended
                                                                             (Unaudited)         12/31/97
                                                                            -------------       ----------
Net asset value:
 Beginning of year                                                           $    22.65         $    20.23
                                                                             ----------         ----------

Net investment income                                                               .40               1.49
Net realized and unrealized gain on investments                                    1.66               2.87
                                                                             ----------         ----------
Total from investment operations                                                   2.06               4.36
                                                                             ----------         ----------

Dividends from net investment income to common shareholders                          --              (1.42)
Distributions from net realized gain on investments to common shareholders           --               (.52)
                                                                             ----------         ----------
Total distributions                                                                  --              (1.94)
                                                                             ----------         ----------
Net asset value:
 End of period                                                               $    24.71         $    22.65
                                                                             ==========         ==========

Per share market value:
 End of period                                                               $    25.88         $    25.75
                                                                             ==========         ==========

Total investment return:
 Market value                                                                       .50%*            52.43%
 Net asset value                                                                   9.09%*            27.14%

Net assets (in millions):
 End of period                                                               $   211.30         $   192.86

Ratio of operating expenses to average net assets                                   .44%*             1.69%

Ratio of interest expenses to average net assets                                    .13%*              .56%

Ratio of total expenses to average net assets                                       .57%*             2.25%

Ratio of net investment income to average net assets                               1.72%*             6.66%

Portfolio turnover                                                                14.36%*            66.23%

*Percentages represent results for the period and are not annualized.

All per share amounts have been restated after giving effect to the two-for-one split of the Trust's common shares authorized on December 19, 1997 effective January 20, 1998.

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------
6

SCHEDULE OF INVESTMENTS                           MASSMUTUAL CORPORATE INVESTORS
March 31, 1998
(Unaudited)

                                                               Shares, Units,
                                                                Warrants or                Fair Value                 Fair Value
                                                                 Principal   Acquisition  at Acquisition    Cost      at 3/31/98
Corporate Restricted Securities - 85.19%: (A)                     Amount        Date           Date       (Note 2B)    (Note 2A)
                                                               ------------- -----------  --------------  ---------   ----------
Private Placement Investments - 75.15%
AccTech, LLC
A designer and marketer of specialized cleaning products.
 Senior Floating Rate Revolving Credit Note                    $    680,760   10/31/96    $  680,760      $  680,760   $  628,545
 due 2002
 Senior Secured Series A Floating Rate Note                    $    715,389   10/31/96       704,665         715,389      678,761
 due 2002
 10.1% Senior Secured Series A Note due 2002                   $  1,073,083   10/31/96     1,045,612       1,073,083    1,029,945
 12% Senior Secured Series B Note due 2004                     $  1,098,000   10/31/96     1,155,206       1,002,327    1,105,137
 Membership Interests (B)                                            5 int.   10/31/96       264,080         228,524      247,575
 Warrant, exercisable until 2004, to purchase                        3 int.   10/31/96            --         109,800           --
 Membership Interests at $.01 per interest (B)
                                                                                          ----------      ----------   ----------
                                                                                           3,850,323       3,809,883    3,689,963
                                                                                          ----------      ----------   ----------
Adventure Entertainment Corporation
An owner and operator of themed family
entertainment centers
 7% Redeemable Series B Preferred Stock                          1,668 shs.   10/31/97       162,563       1,670,730    1,614,229
 Warrant, exercisable until 2005, to purchase                    6,447 shs.   10/31/97            64          25,005           64
 Class A Common Stock at $.01 per share (B)
                                                                                          ----------      ----------   ----------
                                                                                             162,627       1,695,735    1,614,293
                                                                                          ----------      ----------   ----------
Ammirati & Puris, Inc.
An advertising agency that specializes in
representing a limited number of large and high
quality clients
 14% Senior Secured Note due 1998                              $    583,334   11/23/93       571,434         583,334      607,542
                                                                                          ----------      ----------   ----------

Ardent Software, Inc. - O.T.C
A manufacturer and distributor of database
management software
 Common Stock (B)                                               83,770 shs.   12/14/95       251,310         686,750      971,732
                                                                                          ----------      ----------   ----------

Associated Vintage Group, Inc.
A provider of custom wine production services in
the United States
 11% Senior Subordinated Note due 2005                         $  3,335,000    3/19/97     3,274,636       3,179,333    3,400,033
 Common Stock (B)                                               31,350 shs.    3/19/97       123,750         165,000      123,738
 Warrant, exercisable until 2005, to purchase                   94,107 shs.    3/19/97        94,107         173,346       94,107
 common stock at $.01 per share (B)
                                                                                          ----------      ----------   ----------
                                                                                           3,492,493       3,517,679    3,617,878
                                                                                          ----------      ----------   ----------
Averstar, Inc.
A provider of software systems, services and products
to a variety of information technology users.
 Senior Floating Rate Revolving Term Note                      $  1,292,177    8/31/95     1,292,177       1,292,176    1,292,177
 due 2002
 13% Senior Subordinated Note due 2002                         $    799,318    8/31/95         8,135         721,234      840,803
 Class A Common Stock (B)                                       13,453 shs.    8/31/95            --          18,384        1,668
 Class B Common Stock (B)                                       37,200 shs.    8/31/95            --          50,837        4,604
 Class G Common Stock (B)                                       96,846 shs.    8/31/95            --         104,000       12,009
 Class A Common Stock of IES Holdings, Inc. (B)                  2,941 shs.    2/27/98            --              --           --
 Class B Common Stock of IES Holdings, Inc. (B)                  8,134 shs.    2/27/98            --              --           --
 Warrant, to purchase Class D
 Common Stock of IES Holdings, Inc. (B)                         21,176 shs.    2/27/98            --              --           --
                                                                                          ----------      ----------   ----------
                                                                                           1,300,312       2,186,631    2,151,261
                                                                                          ----------      ----------   ----------

--------------------------------------------------------------------------------

March 31, 1998
(Unaudited)

                                                                Shares, Units,
                                                                 Warrants or                    Fair Value                Fair Value
                                                                  Principal     Acquisition   at Acquisition    Cost      at 3/31/98
Corporate Restricted Securities: (A) (Continued)                   Amount          Date           Date        (Note 2B)    (Note 2A)
                                                               --------------   -----------   --------------  ---------   ----------
Beta Brands, Inc. - T.S.E
A manufacturer of hard candy and chocolate-coated
products sold primarily to the Canadian market
 Senior Secured Tranche A Floating Rate                             $2,294,000    12/23/97    $2,273,813    $2,294,000    $2,274,501
 Note due 2004
 14.75% Senior Secured Tranche B Note due 2005                      $  664,510    12/23/97       691,090       664,510       691,090
 Limited Partnership Interests of CM Equity                         811,168 int.  12/22/97       648,934       811,168       648,934
 Partners (B)
 Warrant, exercisable until 2005, to purchase                       214,419 shs.  12/23/97         2,144          --           2,144
 Limited Partnership Interests at $.81 per interest (B)                                       ----------    ----------    ----------
                                                                                               3,615,981     3,769,678     3,616,669
                                                                                              ----------    ----------    ----------
Budget Group, The - O.T.C
An operator of Budget Rent-A-Car franchises, retail
used car sales facilities and van pool territories
 7% Convertible Subordinated Note due                               $2,000,000    12/18/96     1,798,440     2,000,000     3,711,600
                                                                                              ----------    ----------    ----------
 2003, convertible into common stock at
 $20.16 per share

C&K Manufacturing and Sales Company
A manufacturer and distributor of branded packaging
and supply products
 Senior Secured Floating Rate Revolving                             $  651,700     8/29/96       651,700       651,700       325,850
 Credit Facility due 2002
 Senior Secured Series A Floating Rate Term                         $2,343,234     8/29/96     2,318,161     2,343,233     1,171,617
 Note due 2002
 12% Series B Term Note due 2004                                    $  533,000     8/29/96       524,738       509,718       266,500
 Membership Interests (B)                                             266 int.     8/29/96       212,800       196,601        26,600
 Warrant, exercisable until 2004, to purchase 73                       16 int.     8/29/96             1        26,650          --
 Membership Interests at $.01 per interest (B)                                                ----------    ----------    ----------
                                                                                               3,707,400     3,727,902     1,790,567
                                                                                              ----------    ----------    ----------
Cains Foods, L.P.
A producer of mayonnaise, sauce and pickle products
for both the retail and food service markets
 Senior Secured Floating Rate Revolving                             $  648,648     9/29/95       648,648       648,648       640,280
 Credit Note due 2000
 10% Senior Secured Term Note due 2004                              $1,513,512     9/29/95     1,513,512     1,513,512     1,517,447
 11.5% Senior Subordinated Note due 2004                            $  945,945     9/29/95       895,706       906,698       955,215
 8% Junior Subordinated Convertible Note                            $  108,108     9/29/95       108,108       108,108       135,546
 due 2004, convertible into partnership points
 at $1,388.89 per point
 Warrant, exercisable until 2006, to purchase                          39 pts.     9/29/95        50,261        50,261        63,537
 partnership points at $.01 per point (B)                                                     ----------    ----------    ----------
                                                                                               3,216,235     3,227,227     3,312,025
                                                                                              ----------    ----------    ----------
Capitol Vial, Inc.
A producer of plastic vial containers
 19% Senior Subordinated Note due 2004                              $3,500,000    12/30/97     3,426,500     3,500,000     3,420,200
 Common Stock (B)                                                      66 shs.    12/30/97           263           328           263
                                                                                              ----------    ----------    ----------
                                                                                               3,426,763     3,500,328     3,420,463
                                                                                              ----------    ----------    ----------
Catalina Lighting, Inc. - N.Y.S.E
A designer, importer and distributor of residential
and office lighting fixtures
 8% Convertible Subordinated Note due 2002,                         $1,500,000     3/31/94     1,420,050     1,500,000     1,342,200
                                                                                              ----------    ----------    ----------
 convertible into common stock at $7.31 per share

Chaparral Resources, Inc. - O.T.C
An international oil and gas exploration and
production company
 Common Stock (B)                                                   9,838 shs.     12/3/97         6,395         6,395        21,585
                                                                                              ----------    ----------    ----------

--------------------------------------------------------------------------------
8

March 31, 1998
(Unaudited)


                                                          Shares, Units,
                                                           Warrants or                    Fair Value                    Fair Value
                                                            Principal     Acquisition   at Acquisition      Cost         at 3/31/98
Corporate Restricted Securities: (A) (Continued)              Amount         Date           Date          (Note 2B)      (Note 2A)
                                                          --------------  -----------   --------------  -------------  -------------
Coast Distribution System,  The - A.S.E
A wholesale distributor of recreational vehicle and
marine parts and accessories
  11.2% Senior Subordinated Secured Note                  $      233,400      6/26/89   $      240,845  $     233,400  $     202,358
  due 1999
  Common Stock (B)                                           77,779 shs.      6/27/85          401,340        413,766        212,415
                                                                                        --------------  -------------  -------------
                                                                                               642,185        647,166        414,773
                                                                                        --------------  -------------  -------------
Consumer Product Enterprises, Inc.
A manufacturer of colored acrylic felt for
consumer use
  10.75% Senior Secured Term Note due 2003                $    1,214,205      12/8/95        1,226,772      1,214,205      1,215,662
  12% Senior Subordinated Note due 2005                   $      800,575      12/8/95          803,858        762,348        794,490
  Common Stock (B)                                          184,560 shs.      12/8/95          138,420        184,560        138,420
  Warrant, exercisable until 2005, to purchase              138,420 shs.      12/8/95            1,384         50,853          1,384
  common stock at $.01 per share (B)
                                                                                        --------------  -------------  -------------
                                                                                             2,170,434      2,211,966      2,149,956
                                                                                        --------------  -------------  -------------
Control Devices, Inc. - O.T.C
A producer of high quality electromechanical circuit
protector devices and photo-optic sensors
  Common Stock (B)                                          232,266 shs.            *           34,989         26,242      3,392,482
                                                                                        --------------  -------------  -------------

D&K Healthcare Resources, Inc. - O.T.C
A wholesale pharmaceutical distribution company
  Common Stock (B)                                          265,489 shs.     12/29/87          875,000        875,000      3,404,902
                                                                                        --------------  -------------  -------------

Delta Beverage Group, Inc.
A Pepsi soft drink bottler
  Common Stock (B)                                              966 shs.       3/8/88          181,486      2,006,380        198,118
                                                                                        --------------  -------------  -------------

Diversco, Inc.
A contract provider of janitorial and equipment
maintenance services and temporary production
labor to industrial customers
  Senior Floating Rate Term Note due 2002                 $      415,213     10/24/96          412,680        415,213        413,386
  10.16% Senior Term Note due 2002                        $    1,245,639     10/24/96        1,247,133      1,245,639      1,269,929
  12% Senior Subordinated Note due 2003                   $    1,249,000     10/24/96        1,277,852      1,123,489      1,320,318
  Membership Interests (B)                                    2,992 int.     10/24/96          224,393        299,190        224,392
  Warrant, exercisable to 2003, to purchase                   1,791 int.     10/24/96               18        147,609             18
  Membership Interests at $.01 per interest (B)
                                                                                        --------------  -------------  -------------
                                                                                             3,162,076      3,231,140      3,228,043
                                                                                        --------------  -------------  -------------
Eagle Pacific Industries, Inc. - O.T.C
An extruder of small and medium diameter plastic
pipe and tubing in the United States
  8% Redeemable Convertible Preferred Stock,                  3,300 shs.       5/9/97        3,286,140      3,300,000      3,397,350
                                                                                        --------------  -------------  -------------
  convertible into common stock at $4.26 per share

Evans Consoles, Inc.
A designer and manufacturer of consoles and control
center systems
  Senior Secured Tranch A Floating Rate Note              $    1,280,000       3/2/98        1,270,272      1,280,000      1,270,400
  due 2005
  8.85% Senior Secured Tranch A Note due 2005             $    1,280,000       3/2/98        1,192,192      1,280,000      1,193,600
  11.75% Senior Secured Tranch B Note due 2006            $      700,000       3/2/98          743,750        588,565        743,820
  Common Stock (B)                                            26,906 shs.     2/11/98           75,600         94,500         75,600
  Limited Partnership Interests of CM Equity                   1,254 int.     2/11/98          100,320        125,400        100,320
  Partners (B)
  Warrant, exercisable until 2006, to purchase                34,783 shs.      3/2/98              348        112,000            348
  common stock at $.01 per share (B)
                                                                                        --------------  -------------  -------------
                                                                                             3,382,482      3,480,465      3,384,088
                                                                                        --------------  -------------  -------------

*7/29/94 and 10/8/96
--------------------------------------------------------------------------------
                                                                               9

March 31, 1998
(Unaudited)


                                                           Shares, Units,
                                                            Warrants or                      Fair Value                   Fair Value
                                                             Principal      Acquisition    at Acquisition       Cost      at 3/31/98
Corporate Restricted Securities: (A) (Continued)              Amount            Date           Date           (Note 2B)    (Note 2A)
                                                          --------------    -----------    --------------     ---------   ----------
Fleming Acquisition Corporation
A supplier of high-quality, premium printed labels for
distilled spirits, wine, food and household products.
Common Stock (B)                                                  545 shs.     4/28/95     $ 1,231,111       $  272,500   $   27,991
 Warrant, exercisable until 2005, to purchase                     380 shs.     4/28/95          98,235          170,455       19,501
 common stock at $.01 per share (B)
 Incentive Warrant, exercisable from 1998 until 2000,              19 shs.     4/28/95           3,339            2,273          985
 to purchase common stock at $.01 per share (B)
                                                                                            ----------       ----------   ----------
                                                                                             1,332,685          445,228       48,477
                                                                                            ----------       ----------   ----------
Golden Bear Acquisition Corp.
A manufacturer of asphalt and specialty lubricating
and processing oils.
 17% Senior Subordinated Note due 2005                    $      3,173,220     7/18/97       3,203,683        3,106,797    3,244,300
 12% Preferred Stock                                              311 shs.     7/18/97          31,491          311,111      320,568
 Common Stock (B)                                              14,000 shs.     7/18/97          58,380           77,840       58,380
 Warrant, exercisable until 2005, to purchase                  23,333 shs.     7/18/97             233           69,999          233
 common stock at $.001 per share (B)
 Warrant, exercisable until 2010, to purchase                  17,111 shs.     7/18/97             171             --            171
 common stock at $.001 per share (B)
                                                                                            ----------       ----------   ----------
                                                                                             3,293,958        3,565,747    3,623,652
                                                                                            ----------       ----------   ----------
Hardy Oil & Gas PLC - L.S.E.
Engages in exploration and development of oil
and gas reserves.
 Warrant, exercisable until 2005, to purchase                 273,083 shs.     1/11/95          27,015             --        310,222
 common stock at (Pounds)1.84 per share (B)                                                 ----------       ----------   ----------

Hartzell Manufacturing, Inc.
A provider of contract engineering, manufacturing,
and assembly services for a variety of industrial
manufacturing companies.
 12.5% Senior Subordinated note due 2005                  $     2,626,300      4/18/97       2,659,129        2,334,580    2,708,241
 Common Stock (B)                                             70,968 shs.      4/18/97         601,074          801,438      601,096
 Warrant, exercisable until 2005, to purchase                 33,379 shs.      4/18/97           3,338          315,156        3,338
 common stock at $.01 per share (B)
                                                                                            ----------       ----------   ----------
                                                                                             3,263,541        3,451,174    3,312,675
                                                                                            ----------       ----------   ----------
Highland Homes Holdings, Inc.
A single family home builder operating in the
Dallas-Fort Worth and Atlanta areas.
 12.75% Senior Note due 1999                              $     1,500,000     11/18/93       1,485,150        1,479,549    1,557,600
 10% Promissory Note due 1998                             $       107,088     11/18/93            --            107,088      106,917
                                                                                            ----------       ----------   ----------
                                                                                             1,485,150        1,586,637    1,664,517
                                                                                            ----------       ----------   ----------
Hudson River Capital, LLC
Acquires controlling or substantial interests in
manufacturing and marketing entities.
 Series A Preferred Units (B)                                 88,730 uts.      7/21/94         787,305          706,226      842,935
                                                                                            ----------       ----------   ----------
Hussey Seating Company
A manufacturer of spectator seating products.
 Senior Secured Floating Rate Note due 2003               $       750,000      6/12/96         742,575          750,000      750,000
 10% Senior Secured Note due 2003                         $       750,000      6/12/96         730,200          750,000      748,950
 12% Subordinated Secured Note due 2006                   $     1,350,000      6/12/96       1,327,320        1,151,315    1,429,785
 Warrant, exercisable until 2006, to purchase                  3,553 shs.      6/12/96              36          225,000           36
 common stock at $.01 per share (B)
                                                                                            ----------       ----------   ----------
                                                                                             2,800,131        2,876,315    2,928,771
                                                                                            ----------       ----------   ----------

--------------------------------------------------------------------------------
10

March 31, 1998
(Unaudited)


                                                             Shares, Units,
                                                              Warrants or                    Fair Value                   Fair Value
                                                               Principal      Acquisition  at Acquisition    Cost        at 3/31/98
Corporate Restricted Securities: (A) (Continued)                Amount            Date          Date        (Note 2B)      (Note 2A)
                                                             --------------   -----------  ------------   -----------   ------------
Jackson Products, Inc.
Manufactures and distributes a variety of industrial
and highway safety products
 12.25% Senior Subordinated Note due 2004                       $ 1,971,000     8/16/95    $ 1,971,000    $ 1,933,433    $ 2,054,570
 13.25% Cumulative Exchangeable Preferred Stock                     99 shs.     8/16/95        985,500        823,332        860,547
 Common Stock (B)                                                  434 shs.     8/16/95         43,426         43,426         39,083
 Warrant, exercisable until 2005, to purchase                    1,999 shs.     8/16/95        199,735        199,735          1,999
 common stock at $.01 per share (B)                                                        -----------    -----------    -----------
                                                                                             3,199,661      2,999,926      2,956,199
                                                                                           -----------    -----------    -----------
Kappler Safety Group, Inc.
A manufacturer of protective apparel for the
industrial/safety, clean room and healthcare markets
 13% Senior Subordinated Note due 2004                          $ 3,333,000     12/2/96      3,383,995      3,052,429      3,413,992
 Warrant, exercisable until 2004, to purchase                   57,418 shs.     12/2/96         57,418        333,300         72,576
 common stock at $.01 per share (B)                                                        -----------    -----------    -----------
                                                                                             3,441,413      3,385,729      3,486,568
                                                                                           -----------    -----------    -----------
Latin Communications Group
An operator of Spanish-language media in
North America
 5% Subordinated Note due 2005                                  $    46,594      2/4/98         32,616         32,825         32,285
 Common Stock (B)                                               89,836 shs.         (*)        638,887        826,484        898,360
                                                                                           -----------    -----------    -----------
                                                                                               671,503        859,309        930,645
                                                                                           -----------    -----------    -----------
Lloyd's Barbecue Company
A manufacturer and marketer of packaged barbecue
meats and related products
 18% Senior Subordinated Note due 2006                          $ 1,627,500     9/30/97      1,627,500      1,627,500      1,725,150
 Membership Interests of LFPI Mainstreet (B)                    18,725 uts.     9/30/97     18,730,001      1,872,742      1,685,250
                                                                                           -----------    -----------    -----------
                                                                                            20,357,501      3,500,242      3,410,400
                                                                                           -----------    -----------    -----------
Louis Dreyfus Natural Gas Corporation - A.S.E
An independent oil and gas company engaged
principally in the acquisition, development and
management of oil and gas properties
 Warrant, exercisable until 2004, to purchase                   103,342 shs.   12/27/91         49,714         38,712        210,508
 common stock at $17.81 per share (B)                                                      -----------    -----------    -----------

Maloney Industries, Inc.
Engineers and manufactures process systems for the
oil and gas industry
 13% Subordinated Note due 2004                                 $ 2,025,000    10/26/95      2,378,250      2,025,000      2,198,745
 Limited Partnership Interests (B)                                 568 uts.    10/20/95        506,250        677,832        298,055
 Warrant, exercisable until 2004, to purchase                      297 uts.    10/26/95            297           --          155,690
 Limited Partnership Interests at $.01 per unit (B)                                        -----------    -----------    -----------
                                                                                             2,884,797      2,702,832      2,652,490
                                                                                           -----------    -----------    -----------
Maxtec International Corp.
A manufacturer and distributor of precision test and
measurement equipment and overhead crane control
systems
 Senior Floating Rate Revolving Credit                          $   461,538     6/28/95        461,538        461,538        461,538
 Facility due 2001
 Common Stock (B)                                               76,923 shs.     6/28/95        192,115        230,769        207,692
 Warrant, exercisable from 1998 until 2005, to                  39,563 shs.     6/28/95         98,581        171,429         39,563
 purchase common stock at $.01 per share (B)                                               -----------    -----------    -----------
                                                                                               752,234        863,736        708,793
                                                                                           -----------    -----------    -----------
Mercury Computer Systems, Inc. - O.T.C
A designer, manufacturer and marketer of computer
systems
 Common Stock (B)                                               393,750 shs.   12/21/87      1,171,564      1,181,250      6,452,578
                                                                                           -----------    -----------    -----------

(*) 2/14/95, 12/1/95, 2/27/96 and 2/4/98


--------------------------------------------------------------------------------

March 31, 1998
(Unaudited)

                                                                   Shares, Units,
                                                                    Warrants or                 Fair Value                Fair Value
                                                                     Principal   Acquisition  at Acquisition    Cost      at 3/31/98
Corporate Restricted Securities:  (A) (Continued)                     Amount         Date          Date       (Note 2B)    (Note 2A)
                                                                   ------------- -----------  --------------  ---------   ----------
N2K, Inc. - O.T.C
A music entertainment company which uses the
internet as a global platform for the promoting and
merchandising of music and related merchandise
 Warrant, exercisable until 2004, to purchase                       27,777 shs.     8/6/97      $      278   $       --   $  446,876
 common stock at $12 per share (B)                                                              ----------   ----------   ----------

Nu Horizons Electronics Corp. - O.T.C
A distributor of high technology active and passive
electronic devices
 8.25% Convertible Subordinated Note due 2002,                      $1,411,800     8/31/94       1,425,918    1,411,800    1,511,191
 convertible into common stock at $9 per share                                                  ----------   ----------   ----------

PAR Acquisition Corp.
A manufacturer of fuel handling systems for nuclear
power plants and hazardous waste
 14.5% Senior Subordinated Note due 2000                            $  833,333      2/5/93         832,000      833,333      850,583
 8% Convertible Preferred Stock due 2001,                           83,333 shs.     2/5/93         166,667      166,667      163,000
 convertible into common stock at $2 per share
 Common Stock (B)                                                   133,333 shs.    2/5/93         333,333      333,333      213,333
                                                                                                ----------   ----------   ----------
                                                                                                 1,332,000    1,333,333    1,226,916
                                                                                                ----------   ----------   ----------
Pharmaceutical Buyers, Inc.
A group purchasing organization which specializes in
arranging and negotiating contracts for the purchase
of pharmaceutical goods and medical equipment
 10.5% Senior Secured Note due 2005                                 $  725,625    11/30/95         756,174      725,625      759,439
 10.5% Senior Secured Convertible Note due                          $  195,000    11/30/95         205,335      195,000      221,149
 2005, convertible into common stock at
 $50,000 per share
 Common Stock                                                           7 shs.    11/30/95         227,812      337,500      210,209
                                                                                                ----------   ----------   ----------
                                                                                                 1,189,321    1,258,125    1,190,797
                                                                                                ----------   ----------   ----------
Piedmont Holding, Inc.
A general aviation fixed based operator with repair,
maintenance and overhaul certification
 12% Senior Subordinated Note due 2001                              $2,171,426     7/15/92       2,189,232    2,171,426    2,239,609
 Senior Redeemable Cumulative Preferred Stock                       281,939 shs.   7/15/92         281,939      281,939      281,939
 Common Stock (B)                                                   3,771 shs.     7/15/92           2,564        3,771       66,973
 Warrant, exercisable until 2001, to purchase                       5,042 shs.     7/15/92           3,227         --         89,344
 common stock at $.05 per share (B)
                                                                                                ----------   ----------   ----------
                                                                                                 2,476,962    2,457,136    2,677,865
                                                                                                ----------   ----------   ----------
Plastipak Packaging, Inc.
A manufacturer of plastic containers
 10.64% Senior Subordinated Note due 2006                           $3,500,000    10/25/96       3,403,750    3,419,397    3,545,150
 Warrant, exercisable until 2006, to purchase                          97 shs.    10/25/96          55,593       93,625       72,371
 common stock at $.01 per share (B)
                                                                                                ----------   ----------   ----------
                                                                                                 3,459,343    3,513,022    3,617,521
                                                                                                ----------   ----------   ----------
Precision Dynamics, Inc.
A manufacturer of custom-designed solenoid valves
and controls
 Senior Secured Floating Rate Revolving                             $  505,300     7/22/96         500,298      505,300      501,207
 Credit Facility due 2003
 Senior Secured Floating Rate Term Note due 2003                    $2,739,344     7/22/96       2,712,498    2,739,344    2,719,894
 12% Senior Secured Term Note due 2004                              $  489,000     7/22/96         482,545      403,760      503,572
 8% Preferred Stock                                                   232 shs.     7/22/96         220,231      231,822      189,343
 Common Stock (B)                                                     599 shs.     7/22/96          21,699       28,978       19,907
 Warrant, exercisable until 2004, to purchase                         322 shs.     7/22/96               3       97,800       10,715
 common stock at $.01 per share (B)
                                                                                                ----------   ----------   ----------
                                                                                                 3,937,274    4,007,004    3,944,638
                                                                                                ----------   ----------   ----------

--------------------------------------------------------------------------------
12

March 31, 1998
(Unaudited)

                                                                  Shares, Units,
                                                                   Warrants or                  Fair Value                Fair Value
                                                                    Principal   Acquisition  at Acquisition    Cost       at 3/31/98
Corporate Restricted Securities: (A) (Continued)                     Amount        Date            Date      (Note 2B)     (Note 2A)
                                                                  ------------- ------------ --------------  ---------   -----------
Process Chemicals, LLC
A platform company used by C3 Chemical Ventures
to acquire specialty chemical and mineral companies
 6% Redeemable Preferred Membership Interests                       20,000 int.    7/31/97    $1,967,600    $1,950,839    $1,983,600
 Common Membership Interests                                            9 int.     7/31/97            23            25            23
                                                                                              ----------    ----------    ----------
                                                                                               1,967,623     1,950,864     1,983,623
                                                                                              ----------    ----------    ----------
Protein Genetics, Inc.
A producer of bovine artificial insemination products,
related breeding and healthcare products and specialty
genetics sold to the dairy and beef industries
 11.67% Senior Secured Note due 2004                                $1,200,000     8/12/94     1,184,160     1,200,000     1,039,560
 11.51% Junior Secured Note due 1999                                $  600,000     8/12/94       587,280       600,000       522,840
 9.8% Redeemable Exchangeable Preferred Stock                       10,000 shs.    8/12/94       847,900     1,000,000       440,100
 Common Stock (B)                                                   1,492 shs.     8/12/94            15          --           2,249
                                                                                              ----------    ----------    ----------
                                                                                               2,619,355     2,800,000     2,004,749
                                                                                              ----------    ----------    ----------
RailTex, Inc. - O.T.C
An operator of short-line railroads in the Midwest,
West and Canada
 12% Senior Subordinated Note due 2002                              $1,500,000     2/16/93     1,599,150     1,500,000     1,636,050
 Common Stock (B)                                                   35,500 shs.    2/16/93       340,800       340,800       556,462
                                                                                              ----------    ----------    ----------
                                                                                               1,939,950     1,840,800     2,192,512
                                                                                              ----------    ----------    ----------
Rent-Way, Inc. - O.T.C
Operates rent-to-own stores in Ohio, Pennsylvania
and New York
 Common Stock(B)                                                    201,207 shs.   7/18/95     1,991,220     2,000,000     4,539,834
 Warrant, exercisable until 2002, to purchase                       20,000 shs.    7/18/95           200          --         269,960
 common stock at $9.94 per share (B)                                                          ----------    ----------    ----------
                                                                                               1,991,420     2,000,000     4,809,794
                                                                                              ----------    ----------    ----------
Sequentia, Inc.
A manufacturer and distributor of fiberglass
reinforced panels used in commercial, industrial
and residential applications
 12% Subordinated Note due 2004                                     $2,281,400    12/14/95     2,418,284     1,885,305     2,347,332
 Limited Partnership Interests of KS                                7,186 uts.    12/14/95       538,950       718,741       646,740
 Holdings, L.P. (B)
 Warrant, exercisable until 2004, to purchase                       5,449 uts.    12/14/95         5,449       479,094         2,724
 Limited Partnership Interests of KS
 Holdings, L.P. at $.01 per unit (B)                                                          ----------    ----------    ----------
                                                                                               2,962,683     3,083,140     2,996,796
                                                                                              ----------    ----------    ----------
Star International Holdings, Inc.
A manufacturer of commercial cooking appliances
 9.65% Senior Secured Note due 2004                                 $1,531,343     5/27/94     1,531,343     1,531,343     1,546,197
 10.5% Subordinated Note due 2004                                   $  716,418     5/27/94       716,418       716,418       714,699
 Common Stock (B)                                                   4,310 shs.     5/27/94       259,735       259,735        80,981
 Warrant, exercisable until 2004, to purchase                       3,224 shs.     5/27/94            32          --          60,547
 common stock at $.01 per share (B)                                                           ----------    ----------    ----------
                                                                                               2,507,528     2,507,496     2,402,424
                                                                                              ----------    ----------    ----------
Supreme Industries, Inc. - A.S.E
A manufacturer of modular homes and truck bodies
 Common Stock (B)                                                   551,270 shs.         *     1,260,923     1,243,732     6,294,952
 Common Stock of TGC Industries, Inc. (B)                           19,082 shs.    9/30/86         9,497         9,497        13,415
                                                                                              ----------    ----------    ----------
                                                                                               1,270,420     1,253,229     6,308,367
                                                                                              ----------    ----------    ----------

 *5/23/79, 12/15/95 and 6/9/96.
--------------------------------------------------------------------------------

March 31, 1998
(Unaudited)

                                                                  Shares, Units,
                                                                   Warrants or                 Fair Value                 Fair Value
                                                                    Principal   Acquisition  at Acquisition    Cost       at 3/31/98
Corporate Restricted Securities: (A)(Continued)                       Amount        Date          Date       (Note 2B)     (Note 2A)
                                                                  ------------- -----------  --------------  ----------   ----------
Swing N'Slide Corporation - A.S.E
A manufacturer and distributor of home playground
equipment and accessories
 12% Subordinated Note due 2005                                    $  3,125,000    3/13/97   $ 2,585,000   $ 2,494,850   $ 2,780,625
 Limited Partnership Interests of Green Grass                       81,548 uts.    3/13/97       293,573       417,728       244,644
 Capital II, LLC (B)
 Warrant, exercisable until 2005, to purchase                      148,044 uts.    3/13/97       531,774       680,722       442,948
 Limited Partnership Interests of Green Grass
 Capital II, LLC at $.01 per unit (B)
                                                                                             -----------   -----------   -----------
                                                                                               3,410,347     3,593,300     3,468,217
                                                                                             -----------   -----------   -----------
TACC International Corporation
A leading domestic manufacturer of adhesives and
sealants in the building and construction industries
 12.5% Subordinated Note due 2005                                  $  1,750,000     8/8/97     1,699,075     1,708,846     1,734,425
 8% Convertible Redeemable Preferred Stock                           8,244 shs.     8/8/97       798,596     1,750,000     1,742,683
 Warrant, exercisable until 2005, to purchase                        1,560 shs.     8/8/97            16        43,898            16
 common stock at $.01 per share (B)
                                                                                             -----------   -----------   -----------
                                                                                               2,497,687     3,502,744     3,477,124
                                                                                             -----------   -----------   -----------
Tidewater Holdings, Inc.
An operator of a barge transportation line on the
Columbia/Snake River system
 12.5% Senior Subordinated Note due 2006                           $  2,380,000    7/25/96     2,388,092     2,334,464     2,499,000
 Convertible Preferred Stock, convertible into                       1,120 shs.    7/25/96     1,008,000     1,120,000     1,008,000
 common stock at $1,000 per share (B)
 Warrant, exercisable until 2008, to purchase                          474 shs.    7/25/96            43        48,216            43
 common stock at $.01 per share (B)
                                                                                             -----------   -----------   -----------
                                                                                               3,396,135     3,502,680     3,507,043
                                                                                             -----------   -----------   -----------
TransMontaigne Oil Company - A.S.E
An independent petroleum products marketing
company
 12.75% Senior Subordinated Debenture due 2000                     $  1,200,000    3/28/91     1,274,280     1,184,942     1,281,240
 Common Stock (B)                                                  258,720 shs.          *       400,000       798,595     3,078,768
 Warrant, exercisable until 2001, to purchase                       74,606 shs.    3/28/91         7,461        42,000       620,722
 common stock at $3.60 per share (B)
                                                                                             -----------   -----------   -----------
                                                                                               1,681,741     2,025,537     4,980,730
                                                                                             -----------   -----------   -----------
Tranzonic Companies, The
A producer of commercial and industrial supplies,
such as safety products, janitorial supplies, work
apparel, washroom and restroom supplies and
sanitary care products
 12.5% Senior Subordinated Note due 2006                           $  2,712,000     2/4/98     2,762,172     2,346,896     2,748,341
 Common Stock (B)                                                      630 shs.     2/4/98       567,000       630,000       567,000
 Warrants to purchase shares of class B                                444 shs.     2/4/98             4       368,832             4
 common stock at .01 per share (B)
                                                                                             -----------   -----------   -----------
                                                                                               3,329,176     3,345,728     3,315,345
                                                                                             -----------   -----------   -----------
Trend Plastics, Inc.
A manufacturer and assembler of plastic injection
molded parts
 12% Subordinated Note due 2005                                    $  2,513,500    3/21/97     2,592,675     2,510,371     2,538,132
 Limited Partnership Interests of Riverside V                        5,359 uts.         **       655,759       591,115       655,760
 Holding Company L.P.
 Limited Partnership Interests of Riverside                         11,467 uts.         **    1,485,581     1,264,026     1,485,578
 V-A Holding Company L.P.
 Warrant, exercisable until 2005, to purchase                        3,129 uts.    3/21/97         3,129         3,129         3,129
 Limited Partnership Interests at $.01 per unit (B)
                                                                                             -----------   -----------   -----------
                                                                                               4,737,144     4,368,641     4,682,599
                                                                                             -----------   -----------   -----------

 *3/28/91, 12/18/91, 9/30/92, 9/30/93, 9/30/94, 3/31/95 and 5/9/95.
**3/21/97, 10/16/97 and 11/19/97.

--------------------------------------------------------------------------------
14

March 31, 1998
(Unaudited)

                                                                 Shares, Units,
                                                                  Warrants or                 Fair Value                 Fair Value
                                                                   Principal    Acquisition at Acquisition    Cost       at 3/31/98
Corporate Restricted Securities: (A) (Continued)                     Amount         Date         Date       (Note 2B)     (Note 2A)
                                                                 -------------- ----------- -------------- ------------ ------------
Truseal Technologies, Inc.
A manufacturer of sealant systems for the North
American window and door market.
 12.25% Senior Subordinated Note due 2006                         $  2,675,000     6/23/97   $ 2,733,315   $ 2,314,681   $ 2,798,319
 Limited Partnership Interests (B)                                  8,246 uts.     6/17/97       742,140       824,661       742,140
 Warrant, exercisable until 2006, to purchase                       1,258 uts.     6/23/97            13       376,932            13
 Limited Partnership Interests at $.01 per unit (B)
                                                                                             -----------   -----------   -----------
                                                                                               3,475,468     3,516,274     3,540,472
                                                                                             -----------   -----------   -----------
U.S. Netting, Inc.
A manufacturer of plastic netting for a wide variety
of industries.
 11% Senior Secured Note due 2005                                 $  1,583,548      5/3/95     1,751,087     1,583,548     1,711,498
 12% Subordinated Note due 2005                                   $    652,050      5/3/95       733,622       622,427       744,380
 Common Stock (B)                                                   4,911 shs.      5/3/95       162,652       391,230        13,908
 Warrant, exercisable until 2005, to purchase                       2,795 shs.      5/3/95        92,549        35,923         7,893
 common stock at $.01 per share (B)
                                                                                             -----------   -----------   -----------
                                                                                               2,739,910     2,633,128     2,477,679
                                                                                             -----------   -----------   -----------
U.S. Silica Company
A producer of high grade industrial and specialty
ground silica sands in North America.
 15% Senior Subordinated Notes due 2005                           $  2,392,219           *     2,540,273     2,392,089     2,583,596
 Redeemable Preferred Stock Series A (B)                            42,001 shs.   12/19/96       291,673       388,898       291,655
 Convertible Preferred Stock Series B,                              84,002 shs.   12/19/96       583,352       777,802       583,310
 convertible into Series B common stock at
 $9.26 per share (B)
 Warrant, exercisable until 2005, to purchase                       6,481 uts.    12/19/96        12,963           130         6,481
 Series A Preferred Stock and Series B Preferred
 Stock at $.01 per unit (B)
                                                                                             -----------   -----------   -----------
                                                                                               3,428,261     3,558,919     3,465,042
                                                                                             -----------   -----------   -----------
Unipac Corporation
A manufacturer of laminated materials which are
used to seal a variety of packaging containers.
 Senior Secured Floating Rate Note due 2002                       $    125,625      2/9/96       124,293       125,625       125,625
 12% Senior Secured Note due 2004                                 $    243,750      2/9/96       246,870       222,890       263,079
 Acquisition Line of Credit due 2002                              $    703,125     9/30/96       703,125       703,125       703,125
 Limited Partnership Interests of Riverside II                        123 uts.          **       112,407       133,232       325,231
 Holding Company L.P. (B)
 Warrant, exercisable from 2000 until 2004, to                         41 uts.      2/9/96             4        40,312       109,395
 purchase Limited Partnership Interests of
 Riverside II Holding Company L.P. at
 $.01 per unit
                                                                                             -----------   -----------   -----------
                                                                                               1,186,699     1,225,184     1,526,455
                                                                                             -----------   -----------   -----------
Victory Ventures, LLC
Acquires controlling or substantial interests in
other entities.
 Series A Preferred Units (B)                                       11,270 uts.    12/2/96        12,701        57,101       107,065
                                                                                             -----------   -----------   -----------


 *12/19/96 and 2/15/97.
**2/9/96 and 9/25/96.

--------------------------------------------------------------------------------

March 31, 1998
(Unaudited)

                                                           Shares, Units,
                                                            Warrants or                   Fair Value                     Fair Value
                                                             Principal     Acquisition  at Acquisition      Cost         at 3/31/98
Corporate Restricted Securities:  (A) (Continued)              Amount         Date           Date         (Note 2B)       (Note 2A)
                                                           --------------  -----------  --------------  ------------    ------------
Vitex Packaging, Inc.
A manufacturer of specialty packaging, primarily
envelopes and tags used on tea bags
 Senior Secured Floating Rate Revolving                     $    850,876      1/2/98    $    844,069    $    850,876    $    844,324
 Credit Facility due 2003
 Senior Secured Floating Rate Term Note                     $  2,184,000      1/2/98       2,166,746       2,184,000       2,167,403
 due 2005
 12% Senior Secured Tranch B Note due 2007                  $    672,000      1/2/98         678,787         621,600         672,336
 Limited Partnership Interests of Riverside VI              122,182 int.    12/30/97             977          98,843          97,745
 Holding Company L.P. (B)
 Limited Partnership Interests of Riverside                 201,600 int.    12/30/97           1,613         201,600         161,280
 VI-A Holding Company L.P. (B)
 Warrant, exercisable until 2007, to purchase                    89 shs.      1/2/98               1          50,400               1
 common stock at $.01 per share (B)
                                                                                        ------------    ------------    ------------
                                                                                           3,692,193       4,007,319       3,943,089
                                                                                        ------------    ------------    ------------
Total Private Placement Investments                                                     $148,740,264     138,905,468     158,781,849
                                                                                        ============    ============    ============

                                                                                          Shares or                     Market Value
                                                            Interest          Due         Principal          Cost        at 3/31/98
Rule 144A Securities - 10.04%:  (A)                           Rate            Date          Amount         (Note 2B)      (Note 2A)
                                                            --------        --------     -----------       ---------    ------------
Bonds - 3.98%
 Atlantic Coast Airlines Inc.                                 8.750%        01/01/07     $   572,072         572,072         576,362
 Brand Scaffold Services                                     10.250         02/15/08         150,000         150,000         155,250
 Cuddy International Corp.                                   10.750         12/01/07         800,000         788,048         800,000
 Doe Run Resources Corp.                                     11.250         03/15/05         300,000         300,000         312,000
 Doskocil Manufacturing Co., Inc.                            10.125         09/15/07         250,000         254,688         266,250
 IMPAC Group Inc.                                            10.125         03/15/08         750,000         750,000         763,125
 McLeodUSA Incorporated                                       8.375         03/15/08         350,000         350,000         362,250
 MCMS Inc.                                                    9.750         03/01/08         600,000         600,000         604,500
 Morris Materials Handling                                    9.500         04/01/08         300,000         300,000         301,500
 Numatics Inc.                                                9.625         04/01/08         400,000         406,188         408,500
 Parker Drilling Company                                      9.750         11/15/06         500,000         519,164         532,500
 Scovill Fastener, Inc.                                      11.250         11/30/07         500,000         500,000         522,500
 Sovereign Speciality Chemicals                               9.500         08/01/07         200,000         200,000         211,000
 Tekni-Plex Inc.                                              9.250         03/01/08         650,000         650,000         667,875
 Tjiwi Kima Fin Mauritius LTD                                10.000         08/01/04         500,000         497,275         417,500
 Trans World Airlines                                        11.375         03/01/06         500,000         500,000         505,000
 Von Hoffman Press, Inc.                                     10.375         05/15/07         380,000         382,362         406,600
 Worldtex, Inc.                                               9.625         12/15/07         600,000         600,000         609,000
                                                                                         -----------    ------------    ------------
 Sub-Total Rule 144A Bonds                                                               $ 8,302,072       8,319,797       8,421,712
                                                                                         ===========    ------------    ------------

Convertible Bonds - 4.40%
 Arbor Software Corporation                                   4.500         03/15/05     $   200,000         200,000         210,962
 Centocor Inc.                                                4.750         02/15/05         600,000         600,000         682,572
 Concentra Managed Care, Inc.                                 4.500         03/15/03         600,000         600,000         594,750
 Costco Companies, Inc.                                       0.000         08/19/17         100,000          51,041          66,397
 Cymer Inc.                                                   3.500         08/06/04         375,000         377,500         303,525
 Data Processing Resource  Corporation                        5.250         04/01/05         250,000         250,000         271,250
 Equity Corporation International                             4.500         12/31/04         400,000         400,000         426,632
 Garnet Resources Corporation                                 9.500         12/21/98         500,000         500,000          50,000
 Healthsouth Corporation                                      3.250         04/01/03       1,500,000       1,500,000       1,496,235
 Kellstorm Industries, Inc.                                   5.750         10/15/02         350,000         350,000         401,814
 Key Energy Group                                             5.000         09/15/04       1,000,000       1,000,000         812,690
 Mark IV Industries                                           4.750         11/01/04         750,000         711,875         709,920
 Smartalk Teleservices                                        5.750         09/15/04         600,000         600,000         765,564
 Sunbeam Corporation                                          0.000         03/25/18       3,750,000       1,397,777       1,359,375
 Tel-Save                                                     4.500         09/15/02       1,080,000       1,077,000       1,138,050
                                                                                         -----------    ------------    ------------
 Sub-Total Rule 144A Convertible Bonds                                                   $12,055,000       9,615,193       9,289,736
                                                                                         ===========    ------------    ------------

--------------------------------------------------------------------------------
16

SCHEDULE OF INVESTMENTS                           MASSMUTUAL CORPORATE INVESTORS
March 31, 1998
(Unaudited)

                                                                                           Shares or                    Market Value
                                                             Interest     Due              Principal        Cost         at 3/31/98
Rule 144A Securities: (A) (Continued)                          Rate       Date              Amount        (Note 2B)       (Note 2A)
                                                           ----------  ----------      ---------------  ------------   -------------
Convertible Preferred Stock - 1.66%
 D T Industries                                                                             40,000     $  2,000,000     $  2,360,000
 Newell Financial Trust                                                                     20,250        1,012,500        1,154,250
                                                                                                       ------------     ------------

Total Convertible Preferred Stock                                                                         3,012,500        3,514,250
                                                                                                       ------------     ------------

Total Rule 144A Securities                                                                               20,947,490       21,225,698
                                                                                                       ------------     ------------

Total Corporate Restricted Securities                                                                   159,852,958      180,007,547
                                                                                                       ------------     ------------
Corporate Public Securities:

Bonds - 11.94%
 Advanced Micro Devices                                        11.000%   08/01/03     $    300,000          318,000          321,000
 Aearo Company                                                 12.500    07/15/05        1,000,000        1,000,000        1,135,000
 Amphenol Corporation                                           9.875    05/15/07          400,000          400,000          428,000
 Amtran, Inc.                                                  10.500    08/01/04          600,000          600,000          636,438
 Anchor Advanced Products                                      11.750    04/01/04          410,000          413,000          453,050
 Atlantic Express                                              10.750    02/01/04          950,000          964,000        1,010,562
 Callon Petroleum Company                                      10.125    09/15/02          500,000          497,120          522,120
 Central Rents, Inc.                                           12.875    12/15/03        1,255,000        1,187,475        1,273,825
 Chesapeake Energy Corporation                                  8.500    03/15/12          240,000          221,238          230,400
 Continental Airlines, Inc.                                     9.500    12/15/01          750,000          750,000          802,500
 Dawson Production Services                                     9.375    02/01/07          500,000          516,375          513,750
 DecisionOne Corporation                                        9.750    08/01/07          525,000          523,250          511,875
 Decorative Home Accents, Inc.                                 13.000    06/30/02          700,000          700,000          378,000
 Florist Transworld Delivery, Inc.                             14.000    12/15/01        1,475,000        1,458,956        1,637,250
 Great American Cookie Co.                                     10.875    01/15/01        1,385,000        1,367,500        1,433,476
 Hosiery Corporation of America                                13.750    08/01/02        1,000,000          987,800        1,097,500
 Indah Kiat International Corporation                          11.875    06/15/02        1,000,000        1,000,000          915,000
 International Wire Group, Inc.                                11.750    06/01/05          550,000          598,125          610,500
 International Wire Group, Inc.                                11.750    06/01/05          750,000          750,000          832,500
 Jordan Industries, Inc.                                       10.375    08/01/07          500,000          500,000          518,750
 Jordan Telecom Products                                        9.875    08/01/07        1,150,000        1,139,907        1,219,000
 Key Plastics, Inc.                                            14.000    11/15/99          750,000          760,462          821,250
 Neenah Corporation                                            11.125    05/01/07          300,000          300,000          332,250
 Northwest Airlines Corp.                                      12.092    12/31/00          240,568          249,590          241,771
 Northwest Airlines Corp.                                      10.150    01/02/05          579,786          579,786          625,601
 Pierce Leahy Corp.                                             9.125    07/15/07          175,000          175,000          183,750
 Remington Products Company                                    11.000    05/15/06          600,000          595,506          549,000
 Scotsman Group, Inc.                                           8.625    12/15/07          150,000          149,598          152,250
 Speedway Motorsports, Inc.                                     8.500    08/15/07          275,000          274,252          285,312
 Telex Communications, Inc.                                    10.500    05/01/07        1,150,000        1,162,937        1,058,000
 Therma-Wave, Inc.                                             10.625    05/15/04          450,000          457,500          468,000
 Trans World Airlines                                          11.500    12/15/04          500,000          494,110          527,500
 Unicco Service Co.                                             9.875    10/15/07          325,000          323,472          332,790
 United Refining Company                                       10.750    06/15/07        1,750,000        1,750,000        1,837,500
 W R Carpenter North America                                   10.625    06/05/07          625,000          631,917          667,189
 Wavetek Corporation                                           10.125    06/15/07          130,000          130,000          133,250
 Williams Scotsman, Inc.                                        9.875    06/01/07          500,000          500,000          525,000
                                                                                      ------------     ------------     ------------

 Total Bonds                                                                          $ 24,440,354       24,426,876       25,220,909
                                                                                      ============     ============     ============

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                           MASSMUTUAL CORPORATE INVESTORS
March 31, 1998
(Unaudited)

                                                                                            Shares
                                                                                          Warrants or                   Market Value
                                                            Interest        Due            Principal      Cost           at 3/31/98
Corporate Public Securities: (Continued)                      Rate          Date            Amount      (Note 2B)        (Note 2A)
                                                           ----------     --------        -----------   ---------       -----------
Common Stock - 4.91%
 4Health Inc. (B)                                                                           27,000     $   151,000     $   124,875
 American Country Holdings Inc. (B)                                                        405,590         760,889         848,900
 American Skiing Corp. (B)                                                                  35,000         630,000         586,250
 Benson Petroleum, LTD. (B)                                                                200,000         154,408         215,569
 BP Prudhoe Bay Royalty Trust                                                               26,180         383,173         384,532
 Central Rents, Inc.                                                                         1,880          67,856         112,800
 Collins & Aikman Corporation (B)                                                           40,200         240,834         366,825
 Columbia Sportswear Company (B)                                                             4,900          88,200         103,512
 Corporate Express                                                                          24,193              34         241,156
 Dawson Production Services (B)                                                             45,242         570,064         571,180
 Decorative Home Accents, Inc. (B)                                                             700            --                 7
 EMCOR Group, Inc. (B)                                                                       5,834         127,619         125,431
 Excalibur Technologies Corp. (B)                                                           23,334         230,210         271,258
 Exodus Communications Inc. (B)                                                              2,450          36,750          68,600
 Florida Panthers Holdings, Inc. (B)                                                        35,502         681,042         789,920
 Florist Transworld Delivery, Inc. (B)                                                      14,686          41,258         146,860
 General Chemical Group, Inc.                                                               10,200         261,398         295,157
 GTech Holdings Corporation (B)                                                             16,500         474,375         641,437
 Herley Industries, Inc. (B)                                                                 4,698          56,376          65,476
 Hosiery Corporation of America (B)                                                          1,000            --            70,000
 Jordan Telecom Products                                                                       700            --            18,200
 LCS Industries, Inc.                                                                       35,000         546,831         564,375
 Marker International (B)                                                                   70,000         437,500         258,090
 N2K, Inc. (B)                                                                              25,000         475,000         746,875
 Princeton Video Image, Inc. (B)                                                            70,000         490,000         568,750
 Red Roof Inns, Inc. (B)                                                                    33,200         481,272         605,900
 Republic Industries, Inc. (B)                                                              35,000         859,688         903,420
 Staffing Resources, Inc. (B)                                                              105,000         577,500         669,375
                                                                                                       -----------     -----------
Total Common Stock                                                                                       8,823,277      10,364,730
                                                                                                       -----------     -----------
Convertible Bonds - 3.84%
 Clear Channel Communications                               2.625%        04/01/03     $   650,000         650,000         646,750
 Dura Pharmaceuticals                                       3.500         07/15/02         590,000         597,031         507,111
 EMCOR Group, Inc. (B)                                      5.750         04/01/05         650,000         650,000         661,375
 Hilton Hotels                                              5.000         05/15/06       1,385,000       1,385,000       1,556,394
 Home Depot, Inc.                                           3.250         10/01/01         675,000         669,313         999,843
 Loews Corp.                                                3.125         09/15/07         900,000         900,000         867,600
 Reptron Electronics Inc.                                   6.750         08/01/04         200,000         200,000         160,000
 Savoy Pictures Entertainment                               7.000         07/01/03       1,250,000       1,287,500       1,175,000
 US Filter Corporation                                      4.500         12/15/01         800,000         800,000         882,000
 USA Waste Services, Inc.                                   4.000         02/01/02         195,000         195,000         230,498
 World Color Press, Inc.                                    6.000         10/01/07         400,000         400,000         433,084
                                                                                       -----------     -----------     -----------
 Total Convertible Bonds                                                               $ 7,695,000       7,733,844       8,119,655
                                                                                       ===========     -----------     -----------
Preferred Stock - .04%
 Jordan Telecom Products                                                                       700          70,000          74,200
                                                                                                       -----------     -----------
Total Preferred Stock                                                                                       70,000          74,200
                                                                                                       -----------     -----------
Warrants - .11%
 American Country Holdings Inc. (B)                                                        183,117          45,779         183,117
 Herley Industries, Inc. (B)                                                                15,632           1,563          41,034
                                                                                                       -----------     -----------
Total Warrants                                                                                              47,342         224,151
                                                                                                       -----------     -----------
Total Corporate Public Securities                                                                       41,101,339      44,003,645
                                                                                                       -----------     -----------

--------------------------------------------------------------------------------
18

March 31, 1998
(Unaudited)


                                                                        Shares or                          Market Value
                                               Interest       Due       Principal           Cost            at 3/31/98
Corporate Public Securities: (Continued)         Rate         Date       Amount           (Note 2B)          (Note 2A)
                                           --------------  ---------  -------------     -------------      --------------
Short-Term Securities:

Commercial Paper - 1.84%
Aristar, Inc.                                    6.201%      4/1/98   $   2,500,000     $   2,500,000      $    2,500,000
Conagra, Inc.                                    5.741       4/1/98         765,000           765,000             765,000
Conagra, Inc.                                    6.052       4/2/98         625,000           624,895             624,895
                                                                      -------------     -------------      --------------
  Total Short-Term Securities                                         $   3,890,000         3,889,895           3,889,895
                                                                      =============     -------------      --------------
Total Investments - 107.86%                                                             $ 204,844,192         227,901,087
                                                                                        =============      --------------
    Other Assets -   2.29                                                                                       4,842,864
    Liabilities -  (10.15)                                                                                    (21,446,798)
                    -----                                                                                  --------------
Total Net Assets - 100.00%                                                                                 $  211,297,153
                   ======                                                                                  ==============

(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.

(B) Non-income producing security.


                            INDUSTRY CLASSIFICATION

                                                               Fair Value
                                                               at 3/31/98
Corporate Restricted Securities:                               (Note 2A)
                                                              ------------
AEROSPACE & DEFENSE - .19%
Kellstorm Industries, Inc.                                   $      401,814
                                                             --------------
AUTOMOBILE - .53%
Coast Distribution System, The                                      414,773
Mark IV Industries                                                  709,920
                                                             --------------
                                                                  1,124,693
                                                             --------------

BEVERAGE, FOOD & TOBACCO - 6.70%
Associated Vintage Group, Inc.                                    3,617,878
Beta Brands, Inc.                                                 3,616,669
Cains Foods, L.P.                                                 3,312,025
Delta Beverage Group, Inc.                                          198,118
Lloyd's Barbecue Company                                          3,410,400
                                                             --------------
                                                                 14,155,090
                                                             --------------
BROADCASTING & ENTERTAINMENT - .44%
Latin Communications Group                                          930,645
                                                             --------------

BUILDINGS & REAL ESTATE - 5.45%
Highland Homes Holdings, Inc.                                     1,664,517
Supreme Industries, Inc.                                          6,308,367
Truseal Technologies, Inc.                                        3,540,472
                                                             --------------
                                                                 11,513,356
                                                             --------------
CARGO TRANSPORT - 2.70%
RailTex, Inc.                                                     2,192,512
Tidewater Holdings, Inc.                                          3,507,043
                                                             --------------
                                                                  5,699,555
                                                             --------------

CHEMICAL, PLASTICS & RUBBER - 8.14%
AccTech, LLC                                                 $    3,689,963
Process Chemicals, LLC                                            1,983,623
Sovereign Speciality Chemicals                                      211,000
TACC International Corporation                                    3,477,124
Tekni-Plex Inc.                                                     667,875
Trend Plastics, Inc.                                              4,682,599
U.S. Netting, Inc.                                                2,477,679
                                                             --------------
                                                                 17,189,863
                                                             --------------
CONSUMER PRODUCTS - 1.56%
Consumer Product Enterprises, Inc.                                2,149,956
Newell Financial Trust                                            1,154,250
                                                             --------------
                                                                  3,304,206
                                                             --------------

CONTAINERS, PACKAGING & GLASS - 7.12%
C&K Manufacturing and Sales Company                               1,790,567
Capitol Vial, Inc.                                                3,420,463
IMPAC Group Inc.                                                    763,125
Plastipak Packaging, Inc.                                         3,617,521
Unipac Corporation                                                1,526,455
Vitex Packaging, Inc.                                             3,943,089
                                                             --------------
                                                                 15,061,220
                                                             --------------
DIVERSIFIED/CONGLOMERATE -
MANUFACTURING - 17.24%
Cymer Inc.                                                          303,525
D T Industries                                                    2,360,000
Doskocil Manufacturing Co., Inc.                                    266,250
Eagle Pacific Industries, Inc.                                    3,397,350
Evans Consoles, Inc.                                              3,384,088
Fleming Acquisition Corporation                                      48,477



--------------------------------------------------------------------------------
                                                                              19

March 31, 1998
(Unaudited)
                      INDUSTRY CLASSIFICATION (Continued)

                                                   Fair Value
                                                   at 3/31/98
Corporate Restricted Securities: (Continued)       (Note 2A)
                                                   ----------
DIVERSIFIED/CONGLOMERATE -
MANUFACTURING (Continued)
Golden Bear Acquisition Corp.                      $ 3,623,652
Hartzell Manufacturing, Inc.                         3,312,675
Hudson River Capital, LLC                              842,935
Hussey Seating Company                               2,928,771
Jackson Products, Inc.                               2,956,199
Kappler Safety Group, Inc.                           3,486,568
Maxtec International Corp.                             708,793
Morris Materials Handling                              301,500
PAR Acquisition Corp.                                1,226,916
Scovill Fastener, Inc.                                 522,500
Tranzonic Companies, The                             3,315,345
U.S. Silica Company                                  3,465,042
                                                   -----------
                                                    36,450,586
                                                   -----------
DIVERSIFIED/CONGLOMERATE -
SERVICE - 2.51%
Ammirati & Puris, Inc.                                 607,542
Data Processing Resource Corporation                   271,250
Diversco, Inc.                                       3,228,043
Pharmaceutical Buyers, Inc.                          1,190,797
                                                   -----------
                                                     5,297,632
                                                   -----------
ELECTRONICS - 9.10%
Arbor Software Corporation                             210,962
Ardent Software, Inc.                                  971,732
Averstar, Inc.                                       2,151,261
Control Devices, Inc.                                3,392,482
MCMS Inc.                                              604,500
Mercury Computer Systems, Inc.                       6,452,578
Nu Horizons Electronics Corp.                        1,511,191
Precision Dynamics, Inc.                             3,944,638
                                                   -----------
                                                    19,239,344
                                                   -----------
ENTERTAINMENT - .76%
Adventure Entertainment Corporation                  1,614,293
                                                   -----------
FARMING & AGRICULTURE - 1.33%
Cuddy International Corp.                              800,000
Protein Genetics, Inc.                               2,004,749
                                                   -----------
                                                     2,804,749
                                                   -----------
HEALTHCARE, EDUCATION &
CHILDCARE - 2.92%
Centocor Inc.                                          682,572
Concentra Managed Care, Inc.                           594,750
D&K Healthcare Resources, Inc.                       3,404,902
Healthsouth Corporation                              1,496,235
                                                   -----------
                                                     6,178,459
                                                   -----------
HOME & OFFICE FURNISHINGS, HOUSEWARES,
AND DURABLE CONSUMER PRODUCTS - 3.83%
Catalina Lighting, Inc.                              1,342,200
Sequentia, Inc.                                      2,996,796
Star International Holdings, Inc.                    2,402,424
Sunbeam Corporation                                  1,359,375
                                                   -----------
                                                     8,100,795
                                                   -----------
LEISURE, AMUSEMENT,
ENTERTAINMENT - 1.85%
N2K, Inc.                                              446,876
Swing N'Slide Corporation                            3,468,217
                                                   -----------
                                                     3,915,093
                                                   -----------
MACHINERY - .19%
Numatics Inc.                                          408,500
                                                   -----------
MISCELLANEOUS - .67%
Brand Scaffold Services                                155,250
Doe Run Resources Corp.                                312,000
Equity Corporation International                       426,632
Tjiwi Kima Fin Mauritius LTD                           417,500
Victory Ventures, LLC                                  107,065
                                                   -----------
                                                     1,418,447
                                                   -----------
OIL AND GAS - 4.53%
Chaparral Resources, Inc.                               21,585
Garnet Resources Corporation                            50,000
Hardy Oil & Gas PLC                                    310,222
Key Energy Group                                       812,690
Louis Dreyfus Natural Gas Corporation                  210,508
Maloney Industries, Inc.                             2,652,490
Parker Drilling Company                                532,500
TransMontaigne Oil Company                           4,980,730
                                                   -----------
                                                     9,570,725
                                                   -----------
PERSONAL TRANSPORTATION - 3.54%
Atlantic Coast Airlines Inc.                           576,362
Budget Group, The                                    3,711,600
Piedmont Holding, Inc.                               2,677,865
Trans World Airlines                                   505,000
                                                   -----------
                                                     7,470,827
                                                   -----------
PRINTING & PUBLISHING - .19%
Von Hoffman Press, Inc.                                406,600
                                                   -----------
RETAIL STORES - 2.34%
Costco Companies, Inc.                                  66,397
Rent-Way, Inc.                                       4,809,794
                                                   -----------
                                                     4,876,191
                                                   -----------
TELECOMMUNICATIONS - 1.07%
McLeodUSA Incorporated                                 362,250
Smartalk Teleservices                                  765,564
Tel-Save                                             1,138,050
                                                   -----------
                                                     2,265,864
                                                   -----------
TEXTILES & LEATHER - .29%
Worldtex, Inc.                                         609,000
                                                   -----------
Total Corporate Restricted
Securities - 85.19%                               $180,007,547
                                                   ===========
--------------------------------------------------------------------------------
20

NOTES TO FINANCIAL STATEMENTS                     MASSMUTUAL CORPORATE INVESTORS

(Unaudited)

1. History

   MassMutual Corporate Investors (the "Trust") is a closed-end, non-diversified management investment company. Massachusetts Mutual Life Insurance Company ("MassMutual") acts as its investment adviser.

   The Trust commenced operations in 1971 as a Delaware corporation. Pursuant to an Agreement and Plan of Reorganization dated November 14, 1985, approved by shareholders, the Trust was organized as a Massachusetts business trust effective November 28, 1985.

2. Significant Accounting Policies

   The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of the financial statements in conformity with generally accepted accounting principles.

   A. Valuation of Investments:

   Valuation of a security in the Trust's portfolio is made on the basis of market price whenever market quotations are readily available and all securities of the same class held by the Trust can be readily sold in such market.

   Nearly all securities which are acquired by the Trust directly from the issuers and shares into which such securities may be converted or which may be purchased on the exercise of warrants attached to such securities will be subject to legal or contractual delays in or restrictions on resale and will therefore be "restricted securities". Generally speaking, as contrasted with open-market sales of unrestricted securities which may be effected immediately if the market is adequate, restricted securities can be sold only in a directly negotiated transaction to a limited number of purchasers or in a public offering for which a registration statement is in effect under the Securities Act of 1933.

   The value of restricted securities, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Trustees. Each restricted security is valued by the Trustees as of the time of the acquisition thereof and quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost or less at the time of acquisition by the Trust. Values greater or less than cost are used thereafter for restricted securities in appropriate circumstances. Among the factors ordinarily considered are the existence of restrictions upon the sale of the security by the Trust; an estimate of the existence and extent of a market for the security; the estimated period of time during which the security will not be freely marketable; the estimated expenses of registering or otherwise qualifying the security for public sale; estimated underwriting commissions if underwriting would be required to effect a sale; in the case of a convertible security, whether or not it would trade on the basis of its stock equivalent; if it is a debt obligation which would trade independently of any equity equivalent, the current yields on comparable securities; the estimated amount of the floating supply of such securities available; the proportion of the issue held by the Trust; any changes in the financial condition and prospects of the issuers; the existence of merger proposals or tender offers affecting the issuers; and in addition any other factors affecting fair value, all in accordance with the Investment Company Act of 1940. In making valuations, opinions of counsel are relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

   When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Trustees, however, consider all factors in fixing any discount, including the filing of a registration statement for such securities under the Securities Act of 1933 and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

--------------------------------------------------------------------------------

   The Board of Trustees of the Trust meets at least once in each quarter to value the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of Trustees who are not interested persons of the Trust (otherwise than as Trustees) or of MassMutual. In making valuations, the Trustees will consider reports by MassMutual analyzing each portfolio security in accordance with the relevant factors referred to above. MassMutual has agreed to provide such reports to the Trust at least quarterly.

   The financial statements include restricted securities valued at $180,007,547 (85.19% of net assets) as of March 31, 1998 ($147,308,753 at March 31, 1997)
   whose values have been estimated by the Board of Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

   The values for corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of March 31, 1998, subject to discount where appropriate, and are approved by the Trustees.

   Short-term securities with more than sixty days to maturity are valued at market and short-term securities having a maturity of sixty days or less are valued at amortized cost which approximates market value.

   B. Accounting for Investments:

   Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

   The cost basis of debt securities is not adjusted for amortization of premium since the Trust does not generally intend to hold such investments until maturity; however, the Trust has elected to accrue for financial reporting purposes, certain discounts which are required to be accrued for federal income tax purposes.

   Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

   The Trust does not accrue income when payment is delinquent or when management believes payment is questionable.

   C. Use of Estimates:

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   D. Federal Income Taxes:

   No provision for federal taxes on net investment income and short-term capital gains is considered necessary because the Trust has elected to be taxed as a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend to the Trustees either to designate the net realized long-term gains as undistributed and to pay the federal capital gains taxes thereon or to distribute such net gains.


--------------------------------------------------------------------------------
22

3. Management Fee

   Under an investment services contract, MassMutual has agreed to invest for its general account concurrently with the Trust in each restricted security purchased by the Trust. MassMutual, in addition to originating and sharing in the purchase of such securities, represents the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. MassMutual provides a continuing review of the investment operations of the Trust. MassMutual also provides the Trust with office space and office equipment, safekeeping facilities, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

   Under the investment services contract, as amended July 1, 1988, the Trust pays MassMutual a quarterly base rate (the "Base Fee Rate") of 5/16 of 1% of the value of the Trust's net assets as of the end of each fiscal quarter, approximately equivalent to 1.25% of the net asset value of the Trust on an annual basis, plus or minus a quarterly performance adjustment (the "Performance Adjustment") of up to 1/16 of 1%, approximately equivalent to .25% on an annual basis.

   The Performance Adjustment is based on the Trust's performance as compared to a benchmark rate of return (the "Target Rate") equal to 5.0 percentage points plus an unweighted, arithmetic average of the rates of return on the Standard & Poor's Industrial Stock Price Index and the Lehman Brothers Intermediate Corporate Bond Index over a rolling three-year period (the "Measurement Period") comprising the twelve quarters ending on the last day of each quarter (the "Valuation Date"). The Performance Adjustment is equal to 5% of the difference between the Trust's actual rate of return over the Measurement Period and the Target Rate. If the Trust's actual rate of return exceeds the Target Rate, the Base Fee Rate is increased by an amount equal to the Performance Adjustment; if the Trust's actual rate of return is less than the Target Rate, the Base Fee Rate is reduced by the Performance Adjustment. The advisory fee payable by the Trust is equal to the Base Fee Rate (as adjusted by the Performance Adjustment) times the net asset value of the Trust as of the Valuation Date. The Performance Adjustment for the quarter ended March 31, 1998 was plus .0625%.

4. Note Payable

   On November 5, 1993, the Trust sold to MassMutual at par a $20,000,000 Senior Fixed Rate Convertible Note due November 15, 2000 (the "Note") which accrues at 5.33% per annum. The Note holder, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion.

5. Purchases and Sales of Investments

                                  For the               For the
                                  three months          three months
                                  ended 3/31/98         ended 3/31/97
                                  -------------         -------------

                                     Cost of Investments Acquired
                                     ----------------------------

Corporate restricted securities  $ 26,837,589          $ 67,144,607
Corporate public securities         4,351,248            58,132,257
Short-term securities             109,502,226           280,873,961

                                   Proceeds from Sales or Maturities
                                   ---------------------------------

Corporate restricted securities  $ 23,642,329          $ 51,416,597
Corporate public securities        20,917,361            77,992,854
Short-term securities             108,456,155           283,413,909



--------------------------------------------------------------------------------

   The aggregate cost of investments is the same for financial reporting and federal income tax purposes as of March 31, 1998. The net unrealized appreciation of investments for financial reporting and federal tax purposes as of March 31, 1998 is $23,056,985 and consists of $37,226,890 appreciation and $14,169,995 depreciation.

   The aggregate cost of investments was the same for financial reporting and federal income tax purposes as of March 31, 1997. The net unrealized appreciation of investments for financial reporting and federal tax purposes as of March 31, 1997 was $10,318,913 and consisted of $25,369,653 appreciation and $15,050,740 depreciation.

6. Common Shares

   On December 19, 1997, the Board of Trustees authorized a two-for-one split of the Trust's common shares effective January 20, 1998 on shares outstanding at the close of business on December 31, 1997. The stock split increased the common shares outstanding to 5,813,448 from 4,256,724. All per share amounts have been restated after giving effect to the two-for-one split of the Trust's common shares.


--------------------------------------------------------------------------------
24

      Trustees

Donald E. Benson(*)
Marshall D. Butler
Milton Cooper
Richard G. Dooley
Donald Glickman
Martin T. Hart(*)
Jack A. Laughery
Corine T. Norgaard
Gary E. Wendlandt

(*)Member of the Audit Committee



[GRAPHIC APPEARS HERE]


               Officers

Gary E. Wendlandt,       Chairman
Richard G. Dooley,       Vice Chairman
Stuart H. Reese,         President
Robert E. Joyal,         Senior Vice
                         President
Charles C. McCobb, Jr.,  Vice President &
                         Chief Financial
                         Officer
Stephen L. Kuhn,         Vice President &
                         Secretary
Michael P. Hermsen,      Vice President
William N. Holm,         Vice President
Mary Wilson Kibbe,       Vice President
Michael L. Klofas,       Vice President
John B. Joyce,           Vice President
Richard C. Morrison,     Vice President
Clifford M. Noreen,      Vice President
Raymond B. Woolson,      Treasurer
Mark B. Ackerman,        Comptroller

                 Dividend Reinvestment and Share Purchase Plan

MassMutual Corporate Investors offers a Dividend Reinvestment and Share Purchase Plan. The Plan provides a simple way for shareholders to add to their holdings in the Trust through the receipt of dividend shares issued by the Trust or through the reinvestment of cash dividends in Trust shares purchased in the open market. A shareholder may join the Plan by filling out and mailing an authorization card to Shareholder Financial Services, Inc., the Transfer Agent Participating shareholders will continue to participate until they notify the Transfer Agent, in writing, of their desire to terminate participation. Unless a shareholder elects to participate in the Plan, he or she will, in effect, have elected to receive dividends and distributions in cash.

Participating shareholders may also make additional contributions to the Plan from their own funds. Such contributions may be made by personal check or other means in an amount not less than $10 nor more than $5,000 per quarter.

Whenever the Trust declares a dividend payable in cash or shares, the Transfer Agent, acting on behalf of each participating shareholder, will take the dividend in shares only if the net asset value is lower than the market price plus an estimated brokerage commission as of the close of business on the valuation day. The valuation day is the last day preceding the day of dividend payment. When the dividend is to be taken in shares, the number of shares to be received is determined by dividing the cash dividend by the net asset value as of the close of business on the valuation date or, if greater than net asset value, 95% of the closing share price. If the net asset value of the shares is higher than the market value plus an estimated commission, the Transfer Agent, consistent with obtaining the best price and execution, will buy shares on the open market at current prices promptly after the dividend payment date.

The reinvestment of dividends does not, in any way, relieve participating shareholders of any federal, state or local tax. For federal income tax purposes, the amount reportable in respect of a dividend received in newly-issued shares of the Trust will be the fair market value of the shares received, which will be reportable as ordinary income and/or capital gains.

As compensation for its services, the Transfer Agent receives a fee of 5% of any dividend and cash contribution (in no event in excess of $2.50 per distribution per shareholder.)

Any questions regarding the Plan should be addressed to Shareholder Financial Services, Inc., Agent for MassMutual Corporate Investors' Dividend Reinvestment and Share Purchase Plan, P.O. Box 173673, Denver CO 80217-3673.